                                   OppenheimerFunds, Inc.
                                 Two World Financial Center
                               225 Liberty Street, 11th Floor
                                  New York, NY 10281-1008

August 5, 2005

VIA EDGAR
---------

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

      Re:  Oppenheimer Tremont Market Neutral Fund, LLC
           Registration No. 005-78996
           EDGAR Filing of Final Amendment to Schedule TO-I

To the Securities and Exchange Commission:

     An electronic  ("EDGAR")  filing is hereby made of an amended Issuer Tender
Offer Statement on Schedule TO, subject to Rule 13e-4 of the Securities Exchange
Act of 1934, on behalf of  Oppenheimer  Tremont  Market  Neutral Fund,  LLC (the
"Fund") in  connection  with an offer by the Fund to purchase  $4,881,560.87  of interests  in the Fund on the terms and subject to the  conditions  set forth in the Repurchase Offer Notice and Letter to Repurchase Offer,  originally filed on
April 25, 2005.

     Please  forward any  comments  you may have to Nancy Vann at  212.323.5089.
Thank you.

                                    Sincerely,

                                    /s/ Lisa I. Bloomberg

                                    ------------------------------------------
                                    Lisa I. Bloomberg
                                    Vice President & Associate Counsel
                                    Phone: 212. 323.0560
                                    Fax: 212. 323.4071
                                    lbloomberg@oppenheimerfunds.com

Attachment

cc:  Mayer, Brown, Rowe & Maw, LLP
     Ernst & Young, LLP
     Nancy Vann, Esq.